DECEMBER 2016 REVERSE STOCK SPLIT (Details Textual)	Dec. 07, 2016
December 2016 Reverse Stock Split [Member]
Stockholders Equity Reverse Stock Split [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	10